Employee 401(K) Plan (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Defined Contribution Plans Disclosures [Line Items]
Description of 401(k) plan	We have a 401(k) plan whereby eligible employees who have completed one hour of service per month in three consecutive months of employment may enroll.
Maximum employee contribution percentage, not to exceed the limit as defined in the Code	100.00%
Description of modified 401(k) plan	Effective January 1, 2014, we modified the 401(k) plan to eliminate the safe harbor matching contribution, to move to a discretionary contribution. There were no matching or discretionary contributions during the years ended December 31, 2017 and 2016.
Employer matching contribution	$ 0	$ 0
Maximum [Member]
Schedule of Defined Contribution Plans Disclosures [Line Items]
Percentage employer matches of the employee's percentage contribution matched	4.00%
Initial EE [Member]
Schedule of Defined Contribution Plans Disclosures [Line Items]
Percentage of employees' gross pay for which the employer contributes	3.00%
Initial ER [Member]
Schedule of Defined Contribution Plans Disclosures [Line Items]
Percentage employer matches of the employee's percentage contribution matched	100.00%
Additional EE [Member]
Schedule of Defined Contribution Plans Disclosures [Line Items]
Percentage of employees' gross pay for which the employer contributes	2.00%
Additional ER [Member]
Schedule of Defined Contribution Plans Disclosures [Line Items]
Percentage employer matches of the employee's percentage contribution matched	50.00%